Description of Company and Basis of Presentation (Q3) (Details) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Feb. 11, 2020 USD ($) $ / shares shares	Jun. 30, 2020 Store State $ / shares shares	Jun. 30, 2019	Jun. 30, 2020 USD ($) Store State Brand $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2019 $ / shares shares	Apr. 03, 2019 $ / shares shares	Mar. 28, 2014
Description of the Business [Abstract]
Number of stores operating | Store		63		63
Number of states in which stores operating | State		11		11
Number of top brands | Brand				10
Public Offering [Abstract]
Common stock, par value (in dollars per share) | $ / shares						$ 0.01	$ 0.01
Proceeds from initial public offering | $				$ 59,234	$ 0
Organizational Transactions [Abstract]
Common stock, conversion basis				one-for-one
Common stock, shares authorized (in shares)						1,000	1,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000		1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Legacy Owners [Member]
Public Offering [Abstract]
Payment in exchange for surrender of preferred distribution right | $	$ 3,200
Common Class A [Member]
Public Offering [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Organizational Transactions [Abstract]
Common stock, shares authorized (in shares)	40,000,000	40,000,000		40,000,000		40,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)		1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Total number of shares reserved for issuance (in shares)	1,385,799	1,385,799		1,385,799
Common Class A [Member] | Legacy Owners [Member]
Organizational Transactions [Abstract]
Number of shares issued for each unit redeemed (in shares)	780,213			780,213
Common Class B [Member]
Public Offering [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Organizational Transactions [Abstract]
Common stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000		10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Conversion of stock, shares converted (in shares)				1
OneWater LLC [Member]
Principles of Consolidation [Abstract]
Ownership interest in subsidiaries		41.80%		41.80%				100.00%
OneWater LLC [Member] | Common Class A [Member]
Principles of Consolidation [Abstract]
Ownership interest in subsidiaries								73.10%
OneWater LLC [Member] | Common Class B [Member]
Principles of Consolidation [Abstract]
Ownership interest in subsidiaries								1.90%
Initial Public Offering [Member] | Common Class A [Member]
Public Offering [Abstract]
Number of shares issued (in shares)	5,307,693
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Number of shares issued on exercise of options (in shares)	692,308
Share price (in dollars per share) | $ / shares	$ 12.00
Proceeds from initial public offering | $	$ 59,200
Organizational Transactions [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Initial Public Offering [Member] | Common Class B [Member]
Public Offering [Abstract]
Number of shares issued (in shares)	8,500,000
Number of shares issued on exercise of options (in shares)		0
Sales Revenue [Member]
Description of the Business [Abstract]
Concentration risk percentage		43.70%	41.00%	40.90%	40.60%
Sales Revenue [Member] | Malibu Boats, Inc [Member]
Description of the Business [Abstract]
Concentration risk percentage		18.40%	16.10%	17.00%	15.80%